Expense Example, No Redemption {- Franklin Utilities Fund} - Franklin Custodian Funds-31 - Franklin Utilities Fund - Class C	Feb. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 125
3 Years	389
5 Years	674
10 Years	$ 1,485